Postretirement Benefits	12 Months Ended
Mar. 31, 2025
Postretirement Benefits [Abstract]
POSTRETIREMENT BENEFITS

Note 14 - POSTRETIREMENT BENEFITS

Regulations in the PRC require the Company to contribute to a defined contribution retirement plan for all permanent employees. The contribution for each employee is based on a percentage of the employee’s current compensation as required by the local government. The Company contributed $64,077, $50,398 and $55,231 in employment benefits and pension for the years ended March 31, 2025, 2024 and 2023, respectively.